Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit (Loss)	$ (26,160)	$ (24,787)	$ (27,402)
Weighted average number of shares outstanding for basic EPS (in shares)	77,668,404	63,805,442	59,144,905
Net effect of dilutive stock options (in shares)	0	0	0
Net effect of dilutive warrants (in shares)	0	0	0
Net effect of vesting of restricted stock (in shares)	0	0	0
Net effect of conversion of convertible notes (in shares)	0	0	0
Weighted average number of shares outstanding for diluted EPS (in shares)	77,668,404	63,805,442	59,144,905
Basic earnings (loss) per share (in dollars per share)	$ (0.34)	$ (0.39)	$ (0.46)
Diluted earnings (loss) per share (in dollars per share)	$ (0.34)	$ (0.39)	$ (0.46)